Annual Fund Operating Expenses - ALPS Nautilus SMR, Nuclear & Technology ETF - ALPS Nautilus SMR, Nuclear & Technology ETF Shares	Feb. 18, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%

[1]	Other Expenses are estimated for the current fiscal year.